PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2022	As of December 31, 2021

Office equipment	$26,480	$27,954
Computer equipment	98,452	103,552
Furniture and fittings	7,541	7,961
Software and website	15,401	16,258
Property plant and equipment gross	147,874	155,725
Less: Accumulated depreciation	(130,000)	(131,677)
Balance at end of period/year	$17,874	$24,048

Property and equipment, net consist of the following:

	As of December 31, 2021	As of December 31, 2020

Office equipment	$27,954	$29,048
Computer equipment	103,552	107,603
Furniture and fittings	7,961	8,273
Software and website	16,258	16,894
Property plant and equipment gross	155,725	161,818
Less: Accumulated depreciation	(131,677)	(120,750)
Balance at end of year	$24,048	$41,068